Earnings per share - Schedule of Computation of Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
EPS – Basic
Net profit attributable to shareholders’ equity (€ million)	€ 3,512	€ 3,701
Average number of shares (in millions of shares)	2,462.2	2,499.9
EPS - basic (in euros per share)	€ 1.43	€ 1.48
EPS – Diluted
Net profit attributable to shareholders’ equity (€ million)	€ 3,512	€ 3,701
Diluted average number of shares (in millions of shares)	2,473.2	2,511.0
EPS - diluted (in euros per share)	€ 1.42	€ 1.47